NOTES PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2014	Aug. 31, 2014
Notes to Financial Statements [Abstract]
Schedule of future minimum principal payments required under notes payable

The Company also finances the purchases of small equipment. The amount of such notes is not significant at November 30, 2014. The following is a schedule, by year, of future minimum principal payments required under notes payable as of November 30, 2014:

Years Ending August 31,
2015 (remainder of)	$1,460,844
2016	1,228,643
2017	528,933
2018	-
2019	-
Total	3,218,420
Note discount	(65,235)
$3,153,185

The Company also finances the purchases of small equipment. The amount of such notes is not significant at August 31, 2014. The following is a schedule, by year, of future minimum principal payments required under notes payable as of August 31, 2014:

Years Ending August 31,
2015	$2,124,892
2016	772,643
2017	525,345
2018	-
2019	-
Total	3,422,880
Note discount	(71,758)
$3,351,122